GROUP STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
GROUP STATEMENT OF COMPREHENSIVE INCOME
Attributable profit for the year	$ 767	$ 784	$ 410
Items that will not be reclassified to income statement
Re-measurement of net retirement benefit obligations	64	(81)	(8)
Taxation on other comprehensive income	(9)	10	10
Total items that will not be reclassified to income statement	55	(71)	2
Items that may be reclassified subsequently to income statement
Cash flow hedges – forward foreign exchange contracts (losses)/gains arising in the year	(45)	(15)	34
Cash flow hedges – forward foreign exchange contracts losses/(gains) transferred to inventories for the year	21	20	(50)
Fair value remeasurement of available for sale asset	(10)	10
Exchange differences on translation of foreign operations	181	(134)	(176)
Total items that may be reclassified subsequently to income statement	147	(119)	(192)
Other comprehensive income/(loss) for the year, net of taxation	202	(190)	(190)
Total comprehensive income for the year	$ 969	$ 594	$ 220